CONSOLIDATED SCHEDULE OF INVESTMENTS

Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Consumer Discretionary – 3.2%
Lojas Renner S.A.	1,641	$22,851
MercadoLibre, Inc.(A)	63	36,034
		58,885

Energy – 3.4%
Petroleo Brasileiro S.A.	8,373	62,818

Financials – 5.1%
B3 S.A. - Brasil, Bolsa, Balcao	2,260	24,172
Banco Bradesco S.A.	3,049	27,322
Banco do Brasil S.A.	3,134	41,182
XP, Inc., Class A(A)	62	2,377
		95,053

Industrials – 1.3%
Rumo S.A.(A)	3,533	23,207

Materials – 1.1%
Vale S.A.	1,511	19,982

Total Brazil - 14.1%		$259,945

China

Communication Services – 8.0%
NetEase.com, Inc. ADR	99	30,241
Tencent Holdings Ltd.	2,456	118,388
		148,629

Consumer Discretionary – 13.9%
Alibaba Group Holding Ltd. ADR(A)	544	115,461
Fuyao Glass Industry Group Co. Ltd., A Shares	4,173	14,381
JD.com, Inc. ADR(A)	1,283	45,206
Meituan Dianping, Class B(A)	2,581	33,752
Midea Group Co. Ltd., Class A	3,181	26,620
New Oriental Education & Technology Group, Inc. ADR(A)	177	21,423
		256,843

Consumer Staples – 1.7%
Kweichow Moutai Co. Ltd., A Shares	191	32,434

Financials – 3.2%
China International Capital Corp. Ltd., H Shares(B)	9,761	18,814
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,390	40,068
		58,882

Health Care – 2.5%
BeiGene Ltd. ADR(A)	140	23,237
Yunnan Baiyao Group Co. Ltd., A Shares	1,791	23,004
		46,241

Industrials – 1.4%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	4,780	26,850

Real Estate – 1.2%
Logan Property Holdings Co. Ltd.	13,492	22,647

Total China - 31.9%		$592,526

Hong Kong

Consumer Discretionary – 0.6%
Galaxy Entertainment Group	1,445	10,646

Consumer Staples – 1.1%
China Resources Beer (Holdings) Co. Ltd.	3,790	20,963

Financials – 1.1%
Hong Kong Exchanges and Clearing Ltd.	631	20,502

Total Hong Kong - 2.8%		$52,111

India

Communication Services – 2.3%
Bharti Airtel Ltd.(A)	3,590	22,927
Zee Entertainment Enterprises Ltd.	4,683	19,171
		42,098

Consumer Discretionary – 1.2%
Maruti Suzuki India Ltd.	211	21,828

Energy – 3.4%
Reliance Industries Ltd.	2,996	63,543

Financials – 3.7%
HDFC Bank Ltd.	1,644	29,296
ICICI Bank Ltd.	5,267	39,768
		69,064

Industrials – 0.8%
Larsen & Toubro Ltd.	773	14,059

Total India - 11.4%		$210,592

Indonesia

Financials – 1.7%
PT Bank Mandiri (Persero) Tbk	30,257	16,709
PT Bank Rakyat Indonesia	46,992	14,838
		31,547

Total Indonesia - 1.7%		$31,547

Macau

Consumer Discretionary – 0.8%
Sands China Ltd.	2,820	15,075

Total Macau - 0.8%		$15,075

Mexico

Materials – 1.4%
Orbia Advance Corp. S.A.B. de C.V.(B)	12,569	26,803

Total Mexico - 1.4%		$26,803

Russia

Communication Services – 3.1%
Yandex N.V., Class A(A)	1,313	57,109

Energy – 2.9%
PJSC LUKOIL	418	41,481
PJSC LUKOIL ADR	119	11,763
		53,244

Financials – 2.3%
Sberbank of Russia PJSC ADR	2,611	42,932

Real Estate – 0.4%
Etalon Group Ltd. GDR	3,915	6,820

Total Russia - 8.7%		$160,105

South Africa

Communication Services – 1.6%
Naspers Ltd., Class N	184	30,082

Financials – 2.4%
Capitec Bank Holdings Ltd.	424	43,797

Total South Africa - 4.0%		$73,879

South Korea

Consumer Discretionary – 1.6%
Hyundai Motor Co.	296	30,779

Consumer Staples – 1.2%
LG Household & Health Care Ltd.(A)	20	21,466

Industrials – 1.7%
Korea Shipbuilding & Offshore Engineering Co. Ltd.(A)	293	31,875

Information Technology – 7.8%
Samsung Electronics Co. Ltd.	2,734	130,905
SK hynix, Inc.	158	12,775
		143,680

Total South Korea - 12.3%		$227,800

Taiwan

Information Technology – 8.4%
Delta Electronics, Inc.	2,662	13,453
MediaTek, Inc.	1,461	21,615
Taiwan Semiconductor Manufacturing Co. Ltd.	10,902	120,382
		155,450

Total Taiwan - 8.4%		$155,450

Vietnam

Real Estate – 1.9%
Vinhomes JSC	9,428	34,503

Total Vietnam - 1.9%		$34,503

TOTAL COMMON STOCKS – 99.4%		$1,840,336
(Cost: $1,350,548)

SHORT-TERM SECURITIES
Money Market Funds (C) – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	5,114	5,114

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (D)	—*	—*
		5,114

TOTAL SHORT-TERM SECURITIES – 0.3%		$5,114
(Cost: $5,114)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,845,450
(Cost: $1,355,662)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		6,291

NET ASSETS – 100.0%		$1,851,741

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,381 are on loan.
(C)	Rate shown is the annualized 7-day yield at December 31, 2019.
(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$277,918	$—	$—
Consumer Discretionary	340,426	53,630	—
Consumer Staples	53,397	21,466	—
Energy	75,306	104,299	—
Financials	237,554	124,223	—
Health Care	46,241	—	—
Industrials	40,909	55,082	—
Information Technology	155,450	143,680	—
Materials	26,803	19,982	—
Real Estate	63,970	—	—

Total Common Stocks	$1,317,974	$522,362	$—
Short-Term Securities	5,114	—	—

Total	$1,323,088	$522,362	$—

BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2019 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,851,741	$334	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,355,662

Gross unrealized appreciation	535,766

Gross unrealized depreciation	(45,978)

Net unrealized appreciation	$489,788